Summary of significant accounting policies - Exchange rates (Details)	12 Months Ended
	Jun. 30, 2024 € / £	Jun. 30, 2024 € / £ $ / £	Jun. 30, 2023 € / £	Jun. 30, 2023 € / £ $ / £	Jun. 30, 2022 € / £	Jun. 30, 2022 $ / £ € / £	Jun. 30, 2024 $ / £	Jun. 30, 2023 $ / £	Jun. 30, 2022 $ / £
Exchange rates
Closing rate	1.1799	1.1799	1.1652	1.1652	1.1630	1.1630	1.2643	1.2716	1.2151
Average rate	1.1652	1.2605	1.1524	1.2081	1.1787	1.3288